EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	BRAZIL — 3.8%
51,280	Arco Platform Ltd. - Class A *	$1,492,248
412,665	Banco Inter S.A. [1]	1,891,272
199,340	Locaweb Servicos de Internet S.A. [1]	953,394
		4,336,914
	CHINA — 19.1%
44,020	Agora, Inc. - ADR *	1,390,152
1,075,255	AK Medical Holdings Ltd. [1]	1,330,883
84,537	Amoy Diagnostics Co., Ltd. - Class A	1,078,839
891,943	B-Soft Co., Ltd. - Class A	1,078,971
29,305	Burning Rock Biotech Ltd. - ADR *	667,568
2,700,000	China Forestry Holdings Co., Ltd. *,2	—
279,527	Chongqing Fuling Zhacai Group Co., Ltd. - Class A *	1,316,015
45,700	Dada Nexus Ltd. - ADR *	986,663
509,781	Haitian International Holdings Ltd.	1,866,284
217,665	Hefei Meyer Optoelectronic Technology, Inc. - Class A	1,668,374
228,950	Joyoung Co., Ltd. - Class A	891,530
924,289	Kangji Medical Holdings Ltd.	1,355,296
74,956	New Horizon Health Ltd. *,1	688,576
550,358	Sanquan Foods Co., Ltd. - Class A	1,300,723
246,723	Sichuan Teway Food Group Co., Ltd. - Class A	948,976
217,773	Venus MedTech Hangzhou, Inc. - Class H *,1	1,376,424
354,016	Venustech Group, Inc. - Class A	1,740,585
136,201	Yeahka Ltd. *	656,261
194,833	Yifeng Pharmacy Chain Co., Ltd. - Class A	1,474,319
		21,816,439
	INDIA — 20.5%
56,843	Aavas Financiers Ltd. *	1,926,254
69,948	AIA Engineering Ltd. *	1,881,718
951,027	City Union Bank Ltd.	1,922,447
172,983	CreditAccess Grameen Ltd. *	1,547,893
683,175	EPL Ltd.	2,268,031
32,400	GMM Pfaudler Ltd.	2,005,931
77,348	Havells India Ltd.	1,222,156
22,856	Jubilant Foodworks Ltd. *	1,162,653
59,893	L&T Technology Services Ltd. [1]	2,988,480
46,150	Metropolis Healthcare Ltd. [1]	1,765,266
83,362	Mphasis Ltd.	2,915,499
213,821	Syngene International Ltd. *,1	1,838,490
		23,444,818

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA — 2.6%
14,623,965	Ace Hardware Indonesia Tbk P.T.	$1,335,894
9,935,355	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T.	1,628,669
		2,964,563
	LUXEMBOURG — 1.0%
87,760	Global Fashion Group S.A. *	1,193,827
	MALAYSIA — 2.0%
2,921,954	Frontken Corp. Bhd	2,250,735
	MEXICO — 2.2%
412,830	Regional S.A.B. de C.V. - Class A	2,544,841
	PHILIPPINES — 1.0%
2,667,495	Wilcon Depot, Inc.	1,175,352
	POLAND — 2.8%
39,393	Dino Polska S.A. *,1	3,153,733
	RUSSIA — 1.9%
26,890	TCS Group Holding PLC - GDR	2,225,833
	SINGAPORE — 2.4%
601,260	Nanofilm Technologies International Ltd. *	2,743,077
	SOUTH AFRICA — 1.3%
81,030	Clicks Group Ltd.	1,466,043
	SOUTH KOREA — 13.0%
11,790	Chunbo Co., Ltd.	2,318,332
36,710	Kakao Games Corp. *	2,842,485
94,997	Koh Young Technology, Inc.	2,020,649
14,920	LEENO Industrial, Inc.	2,322,308
10,166	SK Materials Co., Ltd.	3,717,176
9,737	Tokai Carbon Korea Co., Ltd.	1,651,098
		14,872,048
	SWEDEN — 0.6%
12,722	Vitrolife A.B.	724,742
	TAIWAN — 17.4%
70,859	Airtac International Group	2,289,842

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
27,487	ASPEED Technology, Inc.	$2,213,761
263,600	Chroma ATE, Inc.	1,856,888
42,600	eMemory Technology, Inc.	2,003,664
42,513	Parade Technologies Ltd.	2,610,565
127,610	Realtek Semiconductor Corp.	2,694,333
8,995	Silergy Corp.	1,220,484
103,325	Voltronic Power Technology Corp.	5,034,580
		19,924,117
	THAILAND — 2.0%
2,042,780	TOA Paint Thailand PCL	2,238,776
	UNITED KINGDOM — 1.5%
71,285	VTEX - Class A *	1,746,483
	VIETNAM — 1.8%
289,298	Mobile World Investment Corp.	2,070,137
	TOTAL COMMON STOCKS
	(Cost $81,693,688)	110,892,478

Principal Amount
	SHORT-TERM INVESTMENTS — 4.0%
$4,512,669	UMB Money Market Fiduciary, 0.010% [3]	4,512,669
	Total Short-Term Investments
	(Cost $4,512,669)	4,512,669
	TOTAL INVESTMENTS — 100.9%
	(Cost $86,206,357)	115,405,147
	Liabilities in Excess of Other Assets — (0.9)%	(996,367)
	TOTAL NET ASSETS — 100.0%	$114,408,780

ADR – American Depository Receipt
GDR – Global Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $15,986,518, which represents 13.97% of Net Assets.
[2]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]The rate is the annualized seven-day yield at period end.